FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS
Summary of the Company's financial assets measured and recorded at fair value on recurring basis

	As of December 31, 2012
	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	in puts
	Level 1	Level 2	Level 3	Total

Short term investments:
Equity securities	$83,445	$—	$—	$83,445
Corporate bonds	63,600	—	—	63,600
Total	$147,045	$—	$—	$147,045

	As of December 31, 2013
	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	in puts
	Level 1	Level 2	Level 3	Total
Short term investments:
Equity securities	$237,794	$—	$—	$237,794
Corporate bonds	62,907	—	—	62,907
Interest rate swaption	—	1,294	—	1,294
Total	$300,701	$1,294	$—	$301,995

Schedule of significant unobservable inputs used in valuation
Range
Estimated net revenues	13,022~52,944
Estimated terminal growth rate	3%
Discount rate	25%
Timing of cash flows	7 years